Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
	2020	2019
Statutory federal income tax rate	(794,343)	(177,562)
State income taxes, net of federal tax benefits	(114,864)	(79,257)
Stock Based Compensation	-	27,940
Foreign Rate Differential	(45)	-
Warrant Expense	227,651	-
Beneficial conversion feature related to notes	201,953	-
Other Permanent Differences	19,204	473
Valuation allowance	461,244	229,206
	800	800

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2020	2019
NOL carryforwards	9,177,607	8,711,765
Accruals and reserves	10,898	14,402
Stock compensation	237,976	83,472
Fixed assets/capitalized start-up costs	3,332	3,589
	9,429,813	8,813,228
Valuation allowance	(9,429,813)	(8,813,228)
Net deferred tax assets	-	-
Deferred income taxes	-	-